INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets (Liabilities):
Net operating loss carryforwards	$ 1,014,000	$ 529,000
Allowance for doubtful accounts	11,000	42,000
Intangible assets	(1,781,000)
Property and equipment	(87,000)	(20,000)
Net deferred tax assets (liabilities)	(843,000)	551,000
Valuation allowance	(226,000)	(551,000)
Net deferred tax assets (liabilities)	$ (1,069,000)	$ 0